Cash and Cash Equivalents: (Details Text) $ in Millions	Apr. 26, 2018 USD ($)
Cash And Cash Equivalents Details Text [Abstract]
Total funds transferred to bank account	$ 128.5
Total funds remaining in the Trust Account	59.0
Monthly payments pursuant to the Settlement Agreement unpaid	$ 147.5